February 25, 2020

Registrant: Pioneer Strategic Income Fund

File No.: 333-71813

Form: N-CEN/A

Original Filing Date: 12/13/19

Amended Filing Date: 2/25/20

Explanation: The Registrant amended the Form N-CEN for the period ended September 30, 2019 to correct, the filing to add the missing
Auditor control letter.